S000006702 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Bloomberg U.S. 1-5 Year Government Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	5.83%	1.29%		1.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.97%	1.10%		1.45%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.58%	0.81%		1.06%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	5.67%	1.88%	2.12%
Performance Inception Date			Feb. 01, 2017
Class N | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent			1.94%
Performance Inception Date			Feb. 01, 2017
Class N | Bloomberg U.S. 1-5 Year Government Bond Index
Prospectus [Line Items]
Average Annual Return, Percent			1.90%
Performance Inception Date			Feb. 01, 2017
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	5.62%	1.80%		1.93%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.99%	0.63%		0.94%
Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.31%	0.86%		1.04%